Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities

	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carry forward	$27,288	$22,931
Temporary differences mainly relating to Research and Development	2,241	1,399

Deferred tax asset before valuation allowance	29,529	24,330
Valuation allowance	(29,529)	(24,330)
Deferred tax asset	-	-
Deferred tax liabilities:
Other temporary differences	-	-
Deferred tax asset, net	$-	$-